Fair Value - Schedule of Fair Value Measurement Inputs and Valuation Techniques (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Corporate bonds	$ 19,936	$ 8,995
Interest rate & other derivative — non-qualifying hedges	640	159
Fair value of derivative financial instruments	636	486
Fair Value, Recurring
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Corporate bonds	19,936	8,995
Interest rate & other derivative — non-qualifying hedges	640	159
Fair value of derivative financial instruments	636	486
Fair Value, Recurring | Corporate Bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Corporate bonds	482	536
Fair Value, Recurring | Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Corporate bonds	157	174
Interest rate & other derivative — non-qualifying hedges	7	0
Fair value of derivative financial instruments	1	0
Fair Value, Recurring | Level 3 | Corporate Bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Corporate bonds	157	$ 174
Fair Value, Recurring | Level 3 | Interest Rate and Other Derivative
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Interest rate & other derivative — non-qualifying hedges	7
Fair value of derivative financial instruments	$ 1